INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Disclosure of inventories

	At December 31,
	2021	2020
	(€ thousand)
Raw materials	99,382	96,900
Semi-finished goods	121,201	94,619
Finished goods	319,992	269,098
Total inventories	540,575	460,617

Disclosure of slow moving and obsolete inventory	Changes in the provision for slow moving and obsolete inventories were as follows:

	2021	2020
	(€ thousand)
At January 1,	96,707	83,673
Provision	9,392	21,155
Use and other changes	(4,001)	(8,121)
At December 31,	102,098	96,707